Business, Liquidity and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis

(in thousands)	Balance at December 31, 2014	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$9,225	$-	$-	$9,225
Fair value liability for shares to be issued	75	75	-	-
Total liabilities at fair value	$9,300	$75	$-	$9,225

	Balance at December 31, 2015	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$2,491	$-	$-	$2,491
Fair value liability for shares to be issued	60	60	-	-
Total liabilities at fair value	$2,551	$60	$-	$2,491

Schedule of fair value liability of price adjustable warrants determined by Level 3

		Weighted average as of each measurement date
(in thousands, except per share data)	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%
Fair value of price-adjustable warrants issued in connection with Series C Convertible Preferred Shares	5,929	0.75	1.50	123%	7.0	0.55%
Exercise of Warrants	(1,917)	0.36	1.14	133%	3.07	0.77%
Change in fair value included in consolidated statement of operations	(13)	-	-	-	-	-
Balance at December 31, 2014	9,225	0.42	0.95	121%	3.51	0.90%
Fair value of price-adjustable warrants issued in connection with Series D Convertible Preferred Shares	575	0.40	0.44	97%	1.19	0.73%
Change in fair value included in consolidated statement of operations	(7,309)	-	-	-	-	-
Balance at December 31, 2015	$2,491	$0.42	$0.27	99%	1.79	0.46%

Schedule of anti-dilutive securities
	Year Ended December 31,
	2014	2015
Stock options outstanding	1,084,106	1,316,106
Warrants	21,212,813	7,037,946
Convertible preferred stock	8,000,000	8,925,000
Total	30,296,919	17,279,052

Schedule of reconciliation of basic and diluted net income per share

(in thousands, except per share data)	Year Ended December 31,
	2014	2015
Net income (loss) – numerator basic	$(12,477)	$2,647
Change in fair value liability for price adjustable warrants	-	(7,309)
Net loss excluding change in fair value liability for price adjustable warrants	$(12,477)	$(4,662)
Weighted average common shares outstanding – denominator basic	24,635	26,302
Effect of price adjustable warrants	-	6,573
Weighted average dilutive common shares outstanding	24,635	32,875
Net income (loss) per common share – basic	$(0.51)	$0.10
Net loss per common share – diluted	$(0.51)	$(0.14)